Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2021
Disclosure of accounting judgements and estimates [text block] [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS:

The convertible loan, convertible note and other financial liabilities in addition to share-based compensation were designated to be measured at fair value through profit or loss.

The fair value of convertible loan, convertible note and warrants was estimated by using a Black- Scholes model and the derivative fair value was estimated using Monte-Carlo simulation approach, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the convertible loan, convertible note and warrants which are described in Note 8 and Note 19, as well as the capital structure of the Company and the volatility of its assets.

The valuation was performed based on management’s assumptions and projections.